Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Information Technology - 23.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	623,374	$23,912,627

Electronic Equipment, Instruments & Components - 2.5%
Littelfuse, Inc.	107,780	21,669,169
Novanta, Inc. (a)	319,900	27,837,698

		49,506,867

Semiconductors & Semiconductor Equipment - 4.2%
Cree, Inc. (a)(b)	304,980	20,156,128
Monolithic Power Systems, Inc. (b)	135,279	21,064,293
Silicon Laboratories, Inc. (a)(b)	260,622	28,058,565
Universal Display Corp. (b)	91,233	14,560,787

		83,839,773

Software - 14.3%
2U, Inc. (a)(b)	282,649	17,100,264
Altair Engineering, Inc.-Class A (a)	606,900	23,936,136
Aspen Technology, Inc. (a)	221,480	27,000,627
Blackline, Inc. (a)(b)	112,089	5,725,506
Five9, Inc. (a)	522,280	27,717,400
Guidewire Software, Inc. (a)	131,355	13,989,307
HubSpot, Inc. (a)	180,636	33,325,536
New Relic, Inc. (a)	317,364	33,399,387
Rapid7, Inc. (a)	516,530	28,068,240
RingCentral, Inc.-Class A (a)	169,135	19,682,240
SailPoint Technologies Holding, Inc. (a)	823,306	23,266,628
Trade Desk, Inc. (The)-Class A (a) (b)	132,744	29,400,141

		282,611,412

Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc.-Class A (a)	833,210	19,047,180

		458,917,859

Health Care - 21.3%
Biotechnology - 9.9%
Aimmune Therapeutics, Inc. (a)(b)	408,626	8,229,728
Allakos, Inc. (a)(b)	203,392	7,975,000
Allogene Therapeutics, Inc. (a)(b)	251,713	7,538,804
Arena Pharmaceuticals, Inc. (a)(b)	103,230	4,722,773
Ascendis Pharma A/S (Sponsored ADR) (a)	107,975	12,026,256
BeiGene Ltd. (Sponsored ADR) (a)(b)	70,929	8,811,510
Biohaven Pharmaceutical Holding Co., Ltd. (a)	249,200	14,914,620
Blueprint Medicines Corp. (a)	207,299	15,673,877
Deciphera Pharmaceuticals, Inc. (a)(b)	56,771	1,305,733
Exact Sciences Corp. (a)	208,845	20,610,913
Gossamer Bio, Inc. (a)	306,270	5,194,339
Invitae Corp. (a)	612,058	14,456,810
Madrigal Pharmaceuticals, Inc. (a)(b)	58,900	6,248,112

Company	Shares	U.S. $ Value
Neurocrine Biosciences, Inc. (a)	157,420	$11,372,021
NuCana PLC (ADR) (a)(b)	263,091	3,946,365
Rubius Therapeutics, Inc. (a)(b)	480,749	8,408,300
Sage Therapeutics, Inc. (a)(b)	54,133	9,106,795
Sarepta Therapeutics, Inc. (a)(b)	73,130	8,551,822
Turning Point Therapeutics I-Class I (a)	149,214	5,192,647
Ultragenyx Pharmaceutical, Inc. (a)(b)	227,119	14,989,854
Y-mAbs Therapeutics, Inc. (a)(b)	302,955	6,974,024

		196,250,303

Health Care Equipment & Supplies - 3.7%
Insulet Corp. (a)(b)	173,370	14,953,163
iRhythm Technologies, Inc. (a)(b)	319,793	24,403,404
Penumbra, Inc. (a)(b)	132,333	17,798,788
Tactile Systems Technology, Inc. (a)(b)	337,777	16,807,784

		73,963,139

Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)(b)	114,943	7,529,916
LHC Group, Inc. (a)(b)	278,330	30,925,246

		38,455,162

Health Care Technology - 2.2%
Teladoc Health, Inc. (a)(b)	472,696	26,886,948
Vocera Communications, Inc. (a)	500,183	15,930,829

		42,817,777

Life Sciences Tools & Services - 1.2%
ICON PLC (a)	174,154	23,785,953

Pharmaceuticals - 2.4%
Aerie Pharmaceuticals, Inc. (a)(b)	235,848	8,997,601
Axsome Therapeutics, Inc. (a)(b)	349,610	6,198,585
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	57,840	9,792,891
Intersect ENT, Inc. (a)(b)	503,280	16,351,567
Revance Therapeutics, Inc. (a)	397,938	5,268,699

		46,609,343

		421,881,677

Consumer Discretionary - 20.7%
Distributors - 1.4%
Pool Corp.	156,578	28,769,642

Diversified Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc. (a)	212,235	27,197,915
Chegg, Inc. (a)	775,670	27,652,635
Grand Canyon Education, Inc. (a)	229,265	26,569,521
Strategic Education, Inc. (b)	216,320	31,009,472

		112,429,543

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 5.3%
Hilton Grand Vacations, Inc. (a)	789,229	$25,286,897
OneSpaWorld Holdings Ltd. (a)(b)	732,940	9,953,325
Planet Fitness, Inc. (a)	539,659	40,852,187
Wingstop, Inc.	383,274	28,849,034

		104,941,443

Household Durables - 1.0%
Skyline Champion Corp. (b)	932,936	19,694,279

Internet & Direct Marketing Retail - 2.5%
Etsy, Inc. (a)	496,962	33,564,813
GrubHub, Inc. (a)(b)	243,490	16,262,697

		49,827,510

Multiline Retail - 1.7%
Ollie’s Bargain Outlet Holdings, Inc. (a)	352,905	33,751,834

Specialty Retail - 3.1%
Five Below, Inc. (a)	287,382	42,069,851
Sleep Number Corp. (a)	533,866	18,578,537

		60,648,388

		410,062,639

Industrials - 16.4%
Aerospace & Defense - 2.2%
Hexcel Corp.	318,039	22,488,538
Mercury Systems, Inc. (a)	284,584	20,780,324

		43,268,862

Building Products - 1.1%
Armstrong World Industries, Inc.	239,212	20,732,504

Commercial Services & Supplies - 1.5%
Tetra Tech, Inc.	446,488	28,896,703

Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	157,082	22,214,537

Machinery - 6.4%
Chart Industries, Inc. (a)(b)	281,260	24,826,820
Gardner Denver Holdings, Inc. (a)	742,505	25,059,544
Gates Industrial Corp. PLC (a)	910,429	14,639,698
IDEX Corp.	127,106	19,912,426
Nordson Corp.	153,960	22,470,462
RBC Bearings, Inc. (a)(b)	149,278	20,533,189

		127,442,139

Road & Rail - 2.1%
Knight-Swift Transportation Holdings, Inc. (b)	615,817	20,537,497
Saia, Inc. (a)(b)	337,136	21,708,187

		42,245,684

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 2.0%
H&E Equipment Services, Inc. (b)	740,878	$22,530,100
SiteOne Landscape Supply, Inc. (a)(b)	266,441	17,931,479

		40,461,579

		325,262,008

Financials - 7.9%
Banks - 3.0%
Cadence BanCorp	845,750	19,240,812
Western Alliance Bancorp (a)(b)	437,493	20,903,416
Wintrust Financial Corp.	243,780	18,576,036

		58,720,264

Capital Markets - 3.4%
Hamilton Lane, Inc.-Class A (b)	543,905	26,575,198
Houlihan Lokey, Inc.	442,517	21,824,938
Stifel Financial Corp.	333,447	19,896,783

		68,296,919

Insurance - 1.5%
Trupanion, Inc. (a)(b)	888,691	29,149,065

		156,166,248

Consumer Staples - 2.8%
Food & Staples Retailing - 1.4%
Chefs’ Warehouse, Inc. (The) (a)	822,783	26,888,548

Food Products - 1.4%
Freshpet, Inc. (a)	638,118	28,498,350

		55,386,898

Energy - 2.0%
Energy Equipment & Services - 0.6%
Oil States International, Inc. (a)	598,618	11,565,300

Oil, Gas & Consumable Fuels - 1.4%
Magnolia Oil & Gas Corp. (a)(b)	1,024,470	13,502,515
Matador Resources Co. (a)(b)	792,747	15,609,188

		29,111,703

		40,677,003

Materials - 1.6%
Chemicals - 1.6%
Ingevity Corp. (a)	277,610	31,927,926

Total Common Stocks (cost $1,401,960,735)		1,900,282,258

INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8%
iShares Russell 2000 Growth ETF (b)(c) (cost $30,627,811)	171,090	34,640,592

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The)-Series D 0.00% (a)(d)(e)(f)	29,639	$788,905
Honest Co., Inc. (The)-Series E 0.00% (a)(d)(e)(f)	7,460	133,410

Total Preferred Stocks (cost $1,502,384)		922,315

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(g)(h) (cost $48,654,943)	48,654,943	48,654,943

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $1,482,745,873)		1,984,500,108

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%
Investment Companies - 5.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(g)(h) (cost $110,884,932)	110,884,932	110,884,932

Total Investments - 105.8% (cost $1,593,630,805) (i)		2,095,385,040
Other assets less liabilities - (5.8)%		(114,442,166)

Net Assets - 100.0%		$1,980,942,874

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of April 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $533,730,385 and gross unrealized depreciation of investments was $(31,976,150), resulting in net unrealized appreciation of $501,754,235.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

Small Cap Growth Portfolio

April 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,900,282,258		$	– 0	–	$	– 0	–	$1,900,282,258
Investment Companies	34,640,592			– 0	–		– 0	–	34,640,592
Preferred Stocks	– 0	–		– 0	–		922,315		922,315
Short-Term Investments	48,654,943			– 0	–		– 0	–	48,654,943
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	110,884,932			– 0	–		– 0	–	110,884,932

Total Investments in Securities	2,094,462,725			– 0	–		922,315		2,095,385,040
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,094,462,725		$	– 0	–		$922,315		$2,095,385,040

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2019 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,071	$451,224	$435,640	$48,655	$711
Government Money Market Portfolio*	68,574	589,368	547,057	110,885	1,294

Total	$101,645	$1,040,592	$982,697	$159,540	$2,005

*	Investments of cash collateral for securities lending transactions